Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
OPERATING LEASES

NOTE 7 – OPERATING LEASES:

The Company’s leases include production space for its new production facility (see Note 6B), office premises and car leases, which are all classified as operating leases. The lease term for the production space is for 5 years (including 2 years option) and the office premises are leased for a 5 years period which terminates in August 2025. The car leases are generally for a three years period.

As collateral for the office and lease agreement, a restricted deposit was pledged against bank guarantees provided to the property owner. The balance of the restricted deposit, presented as a non-current asset as of December 31, 2023 and 2022, amounted to $85 thousand.

Operating lease expenses and cash flows for the years ended December 31, 2023 and 2022 totaled $542 thousand and $504 thousand, respectively.

The operating lease costs include variable lease payments of $7 thousand in 2023 and $11 thousand in 2022, in respect of linkage differences to the Israeli CPI.

Supplemental information related to leases:

Balance sheet information (U.S. dollars in thousands):

	December 31
	2023	2022

Operating lease right-of-use assets	1,144	1,539
Current lease liabilities	611	606
Non-current lease liabilities	533	933
Total lease liabilities	1,144	1,539
Weighted average remaining lease term	2.2 years	3 years
Weighted average discount rate	7.17%	5.8%

As of December 31, 2023, the maturities of operating lease liabilities were as follows (U.S. dollars in thousands):

Year ending December 31,
2024	$611
2025	466
2026	161
Total undiscounted lease payments	1,238
Less – imputed interest	(94)
Present value of lease liabilities*	$1,144
* Including amounts linked to the Israeli CPI of	$554